COMMITMENTS AND CONTINGENCY - Additional Information (Details) - 12 months ended Jun. 30, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCY
Severance Costs	¥ 6.3	$ 0.9